Other assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Assets [Abstract]
Disclosure of other non-current assets
Non-current	March 31, 2025	March 31, 2024
Other deposits and receivables	5,554,925	4,256,687
	5,554,925	4,256,687

Financial assets included in other assets	2,393,363	2,004,216